LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–94.36%
Aerospace & Defense–3.16%
Boeing	11,956	$ 11,443,396
HEICO	31,091	3,882,644
Lockheed Martin	19,053	7,431,813
Northrop Grumman	6,976	2,614,535
Spirit AeroSystems Holdings Class A	20,786	1,709,441
United Technologies	60,390	8,244,443
		35,326,272
Airlines–0.76%
Delta Air Lines	71,742	4,132,339
†JetBlue Airways	166,917	2,795,860
Southwest Airlines	29,287	1,581,791
		8,509,990
Banks–2.11%
Bank of America	488,958	14,262,905
Popular	47,651	2,576,966
Signature Bank	27,421	3,269,132
†SVB Financial Group	4,237	885,321
Western Alliance Bancorp	10,524	484,946
Zions Bancorp	47,446	2,112,296
		23,591,566
Beverages–1.53%
Coca-Cola	1,383	12,067,606
†Monster Beverage	74,000	4,296,440
PepsiCo	5,199	712,783
		17,076,829
Biotechnology–3.01%
AbbVie	108,461	8,212,667
†Alexion Pharmaceuticals	44,089	4,318,077
†Alnylam Pharmaceuticals	4,706	378,457
†Biogen	2,519	4,329,986
†BioMarin Pharmaceutical	24,418	1,645,773
Gilead Sciences	69,447	4,401,551
†Incyte	9,231	4,684,061
†Regeneron Pharmaceuticals	994	275,736
†Seattle Genetics	15,660	1,337,364
†Vertex Pharmaceuticals	12,988	4,045,919
		33,629,591
Capital Markets–1.64%
Ameriprise Financial	13,533	1,990,704
Blackstone Group Class A	120,908	5,905,147
E*TRADE Financial	24,307	1,061,973
Raymond James Financial	20,327	1,676,164
S&P Global	10,354	2,536,523
TD Ameritrade Holding	105,567	5,120,422
		18,290,933
Chemicals–2.05%
Celanese	21,581	2,639,140
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
CF Industries Holdings	47,121	$ 2,318,353
†Dow	19,870	946,806
Ecolab	19,216	3,805,537
FMC	26,440	2,318,259
Linde	12,262	2,375,395
PPG Industries	19,513	2,312,486
Sherwin-Williams	10,412	5,725,246
WR Grace & Co.	7,267	485,145
		22,926,367
Commercial Services & Supplies–0.43%
Cintas	17,933	4,807,837
		4,807,837
Communications Equipment–0.88%
Cisco Systems	107,192	5,296,357
Motorola Solutions	26,795	4,566,136
		9,862,493
Construction & Engineering–0.15%
Jacobs Engineering Group	18,464	1,689,456
		1,689,456
Construction Materials–0.11%
Vulcan Materials	8,025	1,213,701
		1,213,701
Consumer Finance–0.98%
Ally Financial	115,027	3,814,295
American Express	24,258	2,869,236
Synchrony Financial	124,215	4,234,490
		10,918,021
Containers & Packaging–0.75%
Ball	34,940	2,543,981
†Berry Global Group	78,761	3,092,945
†Crown Holdings	22,558	1,490,182
International Paper	30,120	1,259,618
		8,386,726
Distributors–0.06%
Pool	3,432	692,234
		692,234
Diversified Financial Services–0.33%
†Berkshire Hathaway Class B	17,710	3,684,034
		3,684,034
Diversified Telecommunication Services–0.86%
Verizon Communications	159,219	9,610,459
		9,610,459
Electric Utilities–0.94%
Duke Energy	28,309	2,713,701
Edison International	29,576	2,230,622
LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Exelon	69,539	$ 3,359,429
FirstEnergy	3,992	192,534
NextEra Energy	8,479	1,975,522
		10,471,808
Electrical Equipment–0.48%
Acuity Brands	9,136	1,231,441
AMETEK	12,328	1,131,957
Emerson Electric	10,452	698,821
Hubbell	5,389	708,115
Rockwell Automation	9,711	1,600,373
		5,370,707
Electronic Equipment, Instruments & Components–0.94%
CDW	852	105,000
Jabil	94,855	3,392,963
†Keysight Technologies	47,531	4,622,390
National Instruments	56,849	2,387,090
		10,507,443
Energy Equipment & Services–0.20%
Schlumberger	65,013	2,221,494
		2,221,494
Entertainment–1.35%
Cinemark Holdings	5,867	226,701
†Electronic Arts	23,439	2,292,803
†Liberty Media-Liberty Formula One Class C	27,292	1,135,074
†Netflix	10,086	2,699,215
†Spotify Technology	5,628	641,592
†Take-Two Interactive Software	5,419	3,382,551
Walt Disney	20,318	2,647,842
†Zynga Class A	355,461	2,068,783
		15,094,561
Equity Real Estate Investment Trusts–3.75%
Alexandria Real Estate Equities	18,658	2,874,078
American Homes 4 Rent Class A	115,870	2,999,874
American Tower	26,636	5,890,019
CubeSmart	4,662	162,704
Duke Realty	56,193	1,908,876
Equinix	6,858	3,955,694
Equity LifeStyle Properties	32,099	4,288,427
Extra Space Storage	37,525	4,383,671
HCP	57,330	2,042,668
Healthcare Trust of America Class A	71,252	2,093,384
Highwoods Properties	5,692	255,799
Invitation Homes	18,220	539,494
Prologis	15,560	1,326,023
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Public Storage	20,228	$ 7,647,273
Retail Properties of America Class A	43,669	538,002
Sun Communities	6,952	1,032,024
		41,938,010
Food & Staples Retailing–0.16%
Walgreens Boots Alliance	32,150	1,778,217
		1,778,217
Food Products–0.89%
Campbell Soup	50,603	2,374,293
Mondelez International Class A	136,086	7,528,277
		9,902,570
Health Care Equipment & Supplies–3.15%
Abbott Laboratories	106,527	8,913,114
†Align Technology	14,222	2,573,044
Baxter International	39,864	3,486,904
Becton Dickinson & Co.	9,922	2,509,869
†Boston Scientific	152,183	6,192,326
Danaher	33,471	4,834,217
†Hologic	21,049	1,062,764
STERIS	17,715	2,559,640
Teleflex	1,269	431,143
West Pharmaceutical Services	18,461	2,618,139
		35,181,160
Health Care Providers & Services–2.77%
AmerisourceBergen	9,892	814,408
Anthem	31,460	12,061,183
†Centene	18,394	795,725
HCA Healthcare	38,595	7,546,721
McKesson	13,075	1,786,830
†Molina Healthcare	13,417	1,472,113
UnitedHealth Group	10,398	6,459,620
		30,936,600
Hotels, Restaurants & Leisure–2.37%
†Chipotle Mexican Grill	3,374	2,835,746
Marriott International Class A	15,906	1,978,229
McDonald's	28,662	6,154,018
MGM Resorts International	43,798	1,214,081
†Planet Fitness Class A	12,905	746,812
Six Flags Entertainment	12,224	620,857
Starbucks	89,148	7,882,466
Yum Brands	44,430	5,039,695
		26,471,904
Household Durables–1.10%
DR Horton	41,450	5,877,903

LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Lennar Class A	114,335	$ 6,385,610
		12,263,513
Household Products–1.07%
Procter & Gamble	95,708	11,904,161
		11,904,161
Independent Power and Renewable Electricity Producers–0.58%
AES	74,339	1,214,699
NRG Energy	133,688	5,294,045
		6,508,744
Industrial Conglomerates–0.05%
3M	978	160,783
Carlisle	1,440	209,578
General Electric	21,164	189,206
		559,567
Insurance–2.25%
American International Group	86,527	4,819,554
†Athene Holding Class A	14,739	3,347,303
Hartford Financial Services Group	60,647	3,675,815
Marsh & McLennan	40,033	4,005,302
Progressive	60,034	6,532,723
Prudential Financial	31,088	2,796,365
		25,177,062
Interactive Media & Services–7.38%
†Alphabet Class A	12,482	37,108,002
†Alphabet Class C	11,737	14,307,403
†Facebook Class A	112,051	30,948,167
Match Group	1,486	106,160
		82,469,732
Internet & Direct Marketing Retail–6.08%
†Amazon.com	17,679	55,759,165
†Booking Holdings	3,626	7,116,424
eBay	3,930	153,191
Expedia Group	36,165	4,860,938
		67,889,718
IT Services–5.99%
Alliance Data Systems	15,627	2,002,287
†Black Knight	3,931	240,027
†CACI International Class A	1,250	289,075
†FleetCor Technologies	15,547	4,458,569
Global Payments	48,011	7,633,749
†GoDaddy Class A	31,425	2,073,421
Mastercard Class A	40,002	10,863,343
†PayPal Holdings	31,489	11,789,164
†VeriSign	23,560	4,444,123
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Visa Class A	88,257	$ 23,165,447
		66,959,205
Life Sciences Tools & Services–1.33%
Agilent Technologies	39,867	3,055,008
†IQVIA Holdings	17,344	2,590,847
†Mettler-Toledo International	4,727	3,329,699
Thermo Fisher Scientific	20,073	5,846,662
		14,822,216
Machinery–1.60%
Allison Transmission Holdings	60,799	2,860,593
Caterpillar	6,965	879,749
Dover	10,309	1,026,364
Fortive	39,901	2,735,613
Illinois Tool Works	12,531	1,960,976
Ingersoll-Rand	28,412	3,500,642
PACCAR	33,126	2,319,151
Wabtec	36,410	2,616,423
		17,899,511
Media–1.31%
Cable One	243	304,892
†Charter Communications Class A	9,367	3,860,328
Comcast Class A	215,008	9,692,561
New York Times Class A	26,620	758,137
		14,615,918
Metals & Mining–0.10%
†Alcoa	37,020	742,991
Nucor	8,406	427,950
		1,170,941
Multiline Retail–0.40%
Macy's	45,400	705,516
Target	35,621	3,808,241
		4,513,757
Multi-Utilities–0.77%
National Grid ADR	20,682	1,119,517
Sempra Energy	51,013	7,530,029
		8,649,546
Oil, Gas & Consumable Fuels–2.35%
BP ADR	36,376	1,381,924
Chevron	31,505	3,736,493
Concho Resources	9,239	627,328
ConocoPhillips	40,000	2,279,200
Diamondback Energy	11,764	1,057,701
Encana	226,072	1,039,931
Exxon Mobil	104,262	7,361,940
HollyFrontier	15,374	824,662

LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum	51,911	$ 3,153,593
Noble Energy	54,983	1,234,918
Pioneer Natural Resources	6,450	811,217
TC Energy	52,115	2,699,036
		26,207,943
Personal Products–0.50%
Estee Lauder Class A	28,120	5,594,474
		5,594,474
Pharmaceuticals–2.56%
AstraZeneca ADR	179,730	8,010,566
Bristol-Myers Squibb	115,181	5,840,828
†Elanco Animal Health	20,608	547,967
Eli Lilly & Co.	28,717	3,211,422
Merck & Co.	28,219	2,375,475
†Mylan	11,814	233,681
Pfizer	219,130	7,873,341
†Teva Pharmaceutical Industries ADR	81,711	562,172
		28,655,452
Professional Services–1.04%
†CoStar Group	8,310	4,929,492
Equifax	10,761	1,513,750
†IHS Markit	75,108	5,023,223
Verisk Analytics Class A	801	126,670
		11,593,135
Road & Rail–1.40%
CSX	25,264	1,750,037
JB Hunt Transport Services	8,758	969,073
Landstar System	1,435	161,552
Norfolk Southern	30,104	5,408,485
†Uber Technologies	67,687	2,062,423
Union Pacific	32,528	5,268,885
		15,620,455
Semiconductors & Semiconductor Equipment–3.33%
†Advanced Micro Devices	118,687	3,440,736
Analog Devices	32,344	3,613,795
†Cree	44,380	2,174,620
Intel	85,060	4,383,142
KLA	15,969	2,546,257
Marvell Technology Group	92,324	2,305,330
†Micron Technology	68,575	2,938,439
NXP Semiconductors	36,157	3,945,452
Teradyne	29,095	1,684,891
Texas Instruments	33,823	9,164,667
Universal Display	5,712	959,045
		37,156,374
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–9.34%
†Adobe Systems	9,673	$ 4,674,426
†Cadence Design Systems	71,172	4,703,046
†Fair Isaac	4,156	1,261,429
†HubSpot	12,682	1,922,718
Intuit	24,281	6,457,289
Microsoft	157,784	56,999,519
Oracle	92,622	5,096,989
†Palo Alto Networks	6,217	1,267,211
†salesforce.com	24,857	3,689,773
†ServiceNow	22,753	6,915,889
†Slack Technologies Class A	2,600	61,698
†Splunk	5,697	671,449
SS&C Technologies Holdings	110,572	5,702,198
†Synopsys	13,262	1,820,210
†Workday Class A	9,639	3,123,185
		104,367,029
Specialty Retail–2.78%
†CarMax	47,904	4,215,552
Home Depot	41,232	9,566,649
Lowe's	64,695	9,290,410
TJX	143,142	7,978,735
		31,051,346
Technology Hardware, Storage & Peripherals–5.06%
Apple	62,558	53,818,423
HP	48,039	908,898
Western Digital	30,349	1,810,014
		56,537,335
Textiles, Apparel & Luxury Goods–0.18%
†Lululemon Athletica	10,461	2,014,056
		2,014,056
Total Common Stock (Cost $825,799,470)		1,054,292,173

EXCHANGE-TRADED FUND–1.17%
SPDR® S&P 500 ETF Trust	44,206	13,119,015
Total Exchange-Traded Fund (Cost $11,464,931)		13,119,015
MONEY MARKET FUND–4.26%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.88%)	47,535,601	47,535,601
Total Money Market Fund (Cost $47,535,601)		47,535,601

LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.79% (Cost $884,800,002)	$1,114,946,789
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	2,320,655
NET ASSETS APPLICABLE TO 32,992,867 SHARES OUTSTANDING–100.00%	$1,117,267,444

† Non-income producing.

The following futures contracts were outstanding at September 30, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
21	E-mini Russell 2000 Index	$1,601,250	$1,667,989	12/20/19	$—	$(66,739)
221	E-mini S&P 500 Index	32,912,425	33,150,009	12/20/19	—	(237,584)
Total Futures Contracts					$—	$(304,323)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
ETF–Exchange-Traded Fund
IT–Information Technology
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
See accompanying notes.
LVIP Blended Large Cap Growth Managed Volatility Fund–5

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,054,292,173	$—	$—	$1,054,292,173
Exchange-Traded Fund	13,119,015	—	—	13,119,015
Money Market Fund	47,535,601	—	—	47,535,601
Total Investments	$1,114,946,789	$—	$—	$1,114,946,789
Derivatives:

Liabilities:
Futures Contracts	$(304,323)	$—	$—	$(304,323)
There were no Level 3 investments at the beginning or end of the period.
LVIP Blended Large Cap Growth Managed Volatility Fund–6

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–7